SHARE-BASED COMPENSATION (Tables)	9 Months Ended
Sep. 30, 2022
SHARE-BASED COMPENSATION
Summary of the Group's nonvested restricted stock activity

		Weighted Average Grant
	Number of Restricted	Date
	Stocks	Fair Value
		US$
Nonvested restricted stocks outstanding at January 1, 2022	53,696,490	1.20
Granted	37,291,960	2.50
Forfeited	(1,904,140)	1.21
Vested	(6,314,470)	1.73
Nonvested restricted stocks outstanding at September 30, 2022	82,769,840	1.74